Defined benefit plans (Detail 8) - Mortality table Switzerland - yr	Dec. 31, 2024	Dec. 31, 2023
aged 65
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	21.9	21.8
Life expectancy at age 65 for a female member currently	23.6	23.5
aged 45
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.5	23.5
Life expectancy at age 65 for a female member currently	25.2	25.1